ASSET RETIREMENT OBLIGATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Asset Retirement Obligation Disclosure [Abstract]
ASSET RETIREMENT OBLIGATIONS

10.	ASSET RETIREMENT OBLIGATIONS

The following is a reconciliation of the asset retirement obligations liability through June 30, 2024:

Asset retirement obligations – December 31, 2023	$248,651
Accretion expense	5,903
Estimated liabilities recorded	-
Asset retirement obligations –March 31, 2024	$254,554

Accretion expense	5,285
Estimated liabilities recorded	-
Settlement of ARO obligation	(26,670)
Asset retirement obligations – June 30, 2024	$233,169

10.	ASSET RETIREMENT OBLIGATIONS

The following is a reconciliation of the asset retirement obligations liability through December 31, 2023:

Asset retirement obligations – January 1, 2022	$21,937

Accretion expense	1,092
Estimated liabilities recorded	223,837
Asset retirement obligations – December 31, 2022	$246,866

Accretion expense	1,785
Estimated liabilities recorded	-
Asset retirement obligations – December 31, 2023	$248,651